SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS Municipal Income Trust

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-954-5000

Kristin V. Collins, Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

under the

Investment Company Act of 1940

Investment Company Act File No. 811-5785

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1. Title of the class of securities of MFS Municipal Income Trust (the “Fund”) to be redeemed:

Variable Rate Municipal Term Preferred Shares, Series 2016/9 (CUSIP # 552738403) (“VMTP Shares”).

2. Date on which the securities are to be called or redeemed:

March 24, 2016.

The redemption of the VMTP Shares will be conditioned on, and subject to, the receipt of proceeds from the sale of a new series of preferred securities of the Fund, which may not occur. No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.5(c) of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding VMTP Shares, of which there are 4,259 outstanding shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of February, 2016.

MFS MUNICIPAL INCOME TRUST

By:	/s/ Thomas H. Connors
Name:	Thomas H. Connors
Title:	Assistant Secretary and Assistant Clerk

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